Loss Per Common Share	6 Months Ended
Jun. 30, 2016
LOSS PER COMMON SHARE [Abstract]
LOSS PER COMMON SHARE
NOTE 12: LOSS PER COMMON SHARE

Loss per share is calculated by dividing net loss by the weighted average number of shares of Navios Holdings outstanding during the period.
For the three month period ended June 30, 2016, 3,533,542 potential common shares and 5,935,000 potential shares of convertible preferred stock have an anti-dilutive effect (i.e. those that increase income per share or decrease loss per share) and are therefore excluded from the calculation of diluted net loss per share.
For the three month period ended June 30, 2015, 1,881,641 potential common shares and 6,970,758 potential shares of convertible preferred stock have an anti-dilutive effect (i.e. those that increase income per share or decrease loss per share) and are therefore excluded from the calculation of diluted net loss per share.

For the six month period ended June 30, 2016, 3,626,729 potential common shares and 5,935,000 potential shares of convertible preferred stock have an anti-dilutive effect (i.e. those that increase income per share or decrease loss per share) and are therefore excluded from the calculation of diluted net loss per share.
For the six month period ended June 30, 2015, 1,775,306 potential common shares and 6,988,379 potential shares of convertible preferred stock have an anti-dilutive effect (i.e. those that increase income per share or decrease loss per share) and are therefore excluded from the calculation of diluted net loss per share.

	Three Month	Three Month	Six Month	Six Month
	Period Ended	Period Ended	Period Ended	Period Ended
	June 30, 2016	June 30, 2015	June 30, 2016	June 30, 2015
Numerator:
Net loss attributable to Navios Holdings common stockholders	$(26,416)	$(24,813)	$(33,881)	$(51,491)
Less:
Dividend on Preferred Stock and on unvested restricted shares	(3,971)	(4,093)	(7,941)	(8,166)
Loss available to Navios Holdings common stockholders, basic and diluted	$(30,387)	$(28,906)	$(41,822)	$(59,657)

Denominator:
Denominator for basic and diluted net loss per share attributable to Navios Holdings common stockholders — weighted average shares	106,009,049	105,401,820	106,022,826	105,251,590

Basic and diluted net losses per share attributable to Navios Holdings common stockholders	$(0.29)	$(0.27)	$(0.39)	$(0.57)